Ghana Expected Credit Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss, loans and advances	$ (46.0)	$ 0.0	$ (25.4)
Impairment of investments and assets	(66.0)	0.0	(33.2)
Trade and other receivables	380.7	337.8
Damang
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss, trade receivables	0.0	0.0	(7.8)
Trade and other receivables			7.8
Tarkwa
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss, trade receivables	$ (20.0)	$ 0.0	$ 0.0